Income Taxes - Schedule of Income Tax (Credit) Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Taxes - Schedule of Income Tax (Credit) Expense (Details) [Line Items]
Deferred tax		$ (107)	$ (12)
Total	38	(161)	(20)
Hong Kong [Member]
Income Taxes - Schedule of Income Tax (Credit) Expense (Details) [Line Items]
Current tax
Under provision in prior year		(59)	(12)
China [Member]
Income Taxes - Schedule of Income Tax (Credit) Expense (Details) [Line Items]
Current tax	38		1
Under provision in prior year
Myanmar [Member]
Income Taxes - Schedule of Income Tax (Credit) Expense (Details) [Line Items]
Current tax
Under provision in prior year		$ 5	$ 3